Other income (expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Investment and interest income	$ 66	$ 84	$ 82
Foreign exchange gains (losses)	54	(254)	(116)
License fee income	128	114	99
Gains (losses) on sale of securities and affiliated companies	36	21	4
Miscellaneous income (loss)	(45)	0	61
Other income (expense)	$ 239	$ (35)	$ 130